Disposals of businesses and deconsolidation of subsidiaries - Gain on Deconsolidation and Fair Value of Investments (Details) - USD ($) $ in Millions			12 Months Ended
		Jan. 02, 2014	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Schedule of Investments [Line Items]
Goodwill			$ 0	$ 0		$ 604
Gain on deconsolidation of Seadrill Partners			$ 0	$ 0	[1]	$ 2,339
Seadrill Partners LLC
Schedule of Investments [Line Items]
Carrying value of net assets		$ 1,260
Goodwill		240
Gain on deconsolidation of Seadrill Partners		2,339
Seadrill Partners LLC
Schedule of Investments [Line Items]
Fair value of investment in Seadrill Partners	[2]	3,724
Carrying amount of non controlling interest		115
Investment owned, including noncontrolling interest		3,839
Seadrill Partners LLC | Common Units
Schedule of Investments [Line Items]
Fair value of investment in Seadrill Partners	[3]	671
Seadrill Partners LLC | Subordinated Units
Schedule of Investments [Line Items]
Fair value of investment in Seadrill Partners	[4]	427
Seadrill Partners LLC | Member Interest and Incentive Distribution Rights
Schedule of Investments [Line Items]
Fair value of investment in Seadrill Partners	[5]	244
Seadrill Partners LLC | Direct Ownership Interest
Schedule of Investments [Line Items]
Fair value of investment in Seadrill Partners	[6]	$ 2,382

[1]	Refer to Note 39 "Restatement of previously issued financial statements"
[2]	Fair value of investments and continuing involvement with investeesThe estimated fair value of the Company’s residual interest in Seadrill Partners comprised of the following:Common units - 671, Subordinated Units - 427, Seadrill Member Interest and Incentive Distribution Rights (“IDRs”) - 244, Direct ownership interests - 2,382, Total, 3,724 Disposals in 2013 Sale of majority of tender rig businessOn April 30, 2013 we completed the sale of the entities which owned and operated the following tender rigs: T-4, T-7, T-11, T-12, West Alliance, West Berani, West Jaya, West Menang, West Pelaut, West Setia, and the newbuilds T-17, T-18, and West Esperanza. In addition our 49% ownership in Varia Perdana and Tioman Drilling was sold as part of this transaction, which included the following rigs: T-3, T-6, T-9, T-10, and the Teknik Berkat. This is collectively referred to as the “tender rig businesses.”The agreed upon price was for an enterprise value of $2.9 billion. The enterprise value price is comprised of $1.2 billion in cash, $416 million in new shares in SapuraKencana (at MYR3.18per share), $760 million related to all the debt in the tender rigs business, future estimated non recognized capital commitments of $320 million and deferred consideration of $187 million. The deferred consideration consists of non-contingent consideration of $145 million payable in three years and contingent consideration of $42 million depending on certain specified future performance conditions. The fair value of consideration received was $2.6 billion, which is the estimated enterprise value reduced by the future non recognized estimated capital commitments, an EBITDA contribution of approximately $75 million and an adjustment for working capital balances and other miscellaneous items and deferred consideration. The fair values recognized for the deferred consideration were $135 million and $nil for the non-contingent and contingent consideration respectively. The total recognized gain on this transaction was $1.3 billion, which has been presented in our consolidated statement of operations, under “Gain on sale of tender rig business.” The gain was calculated as follows:(In US$ millions)December 31, 2013Fair value of consideration received2,600Carry value of assets and liabilities1,324Other related costs to sale20Total gain on sale1,256In conjunction with the sale agreement, the Company entered into an arrangement to continue to manage and supervise at the Company’s risk, the construction of three tender rig newbuilds; T-17, T-18, and West Esperanza. Under this arrangement the Company will incur and be reimbursed for all associated costs in accordance within an agreed upon budget to complete the construction of these rigs, except for the yard installment payments, which are paid by SapuraKencana. These rigs were delivered in 2013 and 2014. The Company will also provide operational management, administration and support services for the three tender rigs: West Jaya, West Setia, and West Esperanza which are located outside of Asia until the client contract expiry date. The Company will be reimbursed for all costs and expenses incurred and earn an agreed upon margin for these rig management services. Additionally, the Company will provide transition and separation services for certain administrative and IT functions for the tender rig business for a period of one year following the sale in which costs and expenses are reimbursed in addition to earning an agreed upon margin. While we have retained the ownership of the tender rigs T-15 and T-16, also as part of the sale agreement, SapuraKencana have been responsible for the operational management, administration and support services for the tender rig T-15 and T-16 effective from November 1, 2013 subject to similar terms for the rigs we will continue to manage as noted above.After this transaction, the Company has ownership of 720,329,691 shares in SapuraKencana, a holding of 12.02%, representing a gross value of $1,078 million based on the closing share price of RM4.90 on December 31, 2013. This is currently held as a marketable security on the consolidated balance sheet, see Note 14 to the consolidated financial statements included herein. Additionally as a result of the sale transaction, the Company obtained board representation for SapuraKencana.We have determined that we have significant continuing involvement in the ongoing tender rig business with SapuraKencana and therefore, we have concluded that the results of the tender rig business sold should not be presented as a discontinued operation in our consolidated statement of operations.
[3]	Common units (marketable securities)As at the deconsolidation date, the Company held 21.5 million common units representing 48.3% of the common units in issue as a class. The Company’s holding in the voting common units of Seadrill Partners are accounted for as marketable securities on the basis that during the subordination period the common units have preferential dividend and liquidation rights, and therefore do not represent ‘in-substance common stock’ as defined by U.S. GAAP. These securities have been recognized on January 2, 2014 at the quoted market price and are re-measured at fair value each reporting period. Any unrealized gains and losses on these securities are recognized directly in equity as a component of "Accumulated other comprehensive income" unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the Consolidated Statement of Operations and realized. Dividend income from the common units is recognized in the Consolidated Statement of Operations.
[4]	Subordinated unitsAs at the deconsolidation date the Company held 16.5 million units representing 100% of the subordinated units. The Company’s holding in the subordinated units of Seadrill Partners are accounted for under the equity method on the basis that the subordinated units are considered to be ‘in-substance common stock’. The subordination period will end on the satisfaction of various tests as prescribed in the Operating Agreement of Seadrill Partners, but will not end before September 30, 2017 except upon removal of the Seadrill Member. Upon the expiration of the subordination period, the subordinated units will convert into common units. The fair value of the subordinated units on January 2, 2014, was determined based on the quoted market price of the listed common units as at the deconsolidation date, but discounted for their non-tradability and subordinated dividend and liquidation rights during the subordination period. Under the equity method the Company recognizes its share of Seadrill Partners’ earnings allocable to the subordinated units, less amortization of the basis difference (see (c) below), through the "Share in results of associated companies" line in the Consolidated Statement of Operations. Dividends are recognized as a reduction in investment carrying value.
[5]	Seadrill Member Interest and IDRsThe Seadrill Member Interest (which is a 0% non-economic interest) holds the rights to 100% of the IDRs and is unable to trade these until the end of the subordination period without the approval of a majority of unaffiliated common unitholders. The Seadrill Member Interest and the IDRs in Seadrill Partners are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured, however they are tested annually for impairment. The fair value of the Company’s interest in the Seadrill Member and the attached IDRs as at January 2, 2014 was determined using the Monte Carlo model. This method takes into account the cash distribution waterfall, historical volatility, dividend yield and share price of the Common Units as at the deconsolidation date. Distributions to the IDRs are recognized in the Consolidated Statement of Operations.
[6]	Direct Ownership interestsThe Company held the following ownership interests in entities controlled by Seadrill Partners as at the date of deconsolidation:•70% ownership in Seadrill Operating LPSeadrill Operating LP is a limited partnership and is controlled by its General Partner, Seadrill Operating GP LLC, which is wholly owned by Seadrill Partners. On July 21, 2014, the Company sold a 28% limited partner interest in Seadrill Operating LP to Seadrill Partners for cash consideration of $373 million, thus reducing the Company's ownership to 42%. •49% ownership in Seadrill Capricorn Holdings LLCSeadrill Capricorn Holdings LLC is a limited liability company. There is only one class of member interest which is deemed to represent voting common stock. •39% ownership of Seadrill Deepwater Drillship Ltd. and 39% (indirect) ownership of Seadrill Mobile Units (Nigeria) Ltd.The Company held a 39% direct ownership interest in Seadrill Deepwater Drillship Ltd. and a 39% indirect ownership of Seadrill Mobile Units Ltd., through its 100% subsidiary, Seadrill UK Ltd. Both entities are limited companies and only have one class of stock, which is deemed to represent voting common stock. All of the Company’s direct ownership interests are accounted for under the equity method as the Company is deemed to have significant influence over these entities through its voting rights and by virtue of Seadrill’s representation on the Board of Seadrill Partners.The fair values of the four ownership interests described above have been determined using a discounted cash-flow (“DCF”) methodology, using discounted cash-flow forecasts.